Segment information - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	$ 7,123	$ 8,860
Operating Segments
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	7,123	8,860
Operating Segments | OEM
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	2,477	2,868
Operating Segments | IAM
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	3,403	5,386
Operating Segments | Corporate Segment
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	1,243	606
Operating Segments | Cummins Westport, Inc.
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	0	0
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Total additions to long-lived assets, excluding business combinations:	$ 0	$ 0